ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2012
Allowance For Loan and Lease Losses [Abstract]
Schedule of allowance for loan losses by loan segment

		Residential	Consumer &
December 31, 2012	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	$5,957	$2,113	$192	$938	$9,200
Less: Charge-offs	1,690	176	19	-	1,885
Add: Recoveries	364	2	8	-	374
Add: Provisions	2,897	(830)	(9)	(938)	1,120
Ending Balance	$7,528	$1,109	$172	$-	$8,809

		Residential	Consumer &
December 31, 2011	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	$6,915	$2,001	$408	$96	$9,420
Less: Charge-offs	3,353	52	147	-	3,552
Add: Recoveries	103	-	104	-	207
Add: Provisions	2,292	164	(173)	842	3,125
Ending Balance	$5,957	$2,113	$192	$938	$9,200

		Residential	Consumer &
December 31, 2010	Commercial	Real Estate	Other Retail	Unallocated	Totals
Beginning Balance	6,375	1,227	489	838	8,929
Less: Charge-offs	(2,046)	(108)	(77)	-	(2,231)
Add: Recoveries	782	-	44	-	826
Add: Provisions	1,804	882	(48)	(742)	1,896
Ending Balance	$6,915	$2,001	$408	$96	$9,420

Schedule of allowance for loan losses allocated to each portfolio segment

		Residential	Consumer &	Totals
December 31, 2012	Commercial	real estate	other retail
Loans
Loans individually evaluated for impairment	$7,627	$1,015	$-	$8,642
Loans collectively evaluated for impairment	328,298	195,334	34,885	558,517
Total	$335,925	$196,349	$34,885	$567,159

		Residential	Consumer &
December 31, 2011	Commercial	real estate	other retail	Totals
Loans
Loans individually evaluated for impairment	12,387	1,217	-	13,604
Loans collectively evaluated for impairment	268,536	221,365	14,297	504,198
Total	$280,923	$222,582	$14,297	$517,802

Schedule of allowance for loan losses by portfolio segment and disaggregated by impairment methodology

		Residential	Consumer &
December 31, 2012	Commercial	Real Estate	Other Retail	Unallocated	Totals
Loans individually evaluated for impairment	$221	$82	$-	$-	$303
Loans collectively evaluated for impairment	7,307	1,027	172	-	8,507
Ending Balance	$7,528	$1,109	$172	$-	$8,809

		Residential	Consumer &
December 31, 2011	Commercial	Real Estate	Other Retail	Unallocated	Totals
Loans individually evaluated for impairment	$1,111	131	-	-		$1,242
Loans collectively evaluated for impairment	4,846	1,982	192	938		7,958
Ending Balance	$5,957	$2,113	$192	$938	$	$9,200